Other equity instruments and own shares (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) donation € / shares shares	Dec. 31, 2021 EUR (€) donation € / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Sep. 08, 2017 EUR (€)
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Fidelity bonds, nominal value | €					€ 981
Fidelity bonds, market value | €	€ 688	€ 658	€ 627		€ 686
Total equity | €	€ 97,585	€ 97,053	€ 91,322	€ 110,659
Number of shares held (in shares)	16,794,401,584	17,340,641,302	17,340,641,302	16,618,114,582
Treasury shares, percentage of issued share capital	1.45%	1.60%	0.164%
Purchase of treasury shares (in shares)	713,359,786	524,312,848
Average purchase price of bank shares (in euro per share) | € / shares	€ 2.87	€ 3.14
Treasury shares, number of shares transferred (in shares)	201,022,983	275,159,930
Average selling price of bank shares (in euro per share) | € / shares	€ 2.85	€ 3.10
Treasury shares, number of shares transferred through donations (in shares)	36,700,000	55,750,000
Number of extraordinary donations | donation	2	2
Treasury shares, number of shares amortized (in shares)	546,239,718
Net profit from transaction with treasury shares | €	€ 7	€ 23	€ 1
2021 program, first program
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Treasury shares, percentage of issued share capital		1.499%
Purchase of treasury shares (in shares)		259,930,273
Average purchase price of bank shares (in euro per share) | € / shares		€ 3.235
2021 program, second program
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)	286,309,445
2022 program
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Number of shares held (in shares)	340,406,572
Purchase of treasury shares (in shares)	220,942,806
Equity instruments issued (not capital)
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Total equity | €	€ 688	€ 658	627	€ 598
Other equity instruments
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Total equity | €	175	152	163	146
Treasury shares
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Total equity | €	€ (675)	€ (894)	€ (69)	€ (31)
Number of shares held (in shares)	243,689,025	277,591,940	28,439,022